Discontinued Operations Discontinued Operations (Summary of Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Carrying amount of assets included as part of discontinued operations:
Cash and cash equivalents	$ 942	$ 0	$ 0
Hereford Production Facility [Member] | Discontinued Operations, Held-for-sale [Member]
Carrying amount of assets included as part of discontinued operations:
Cash and cash equivalents	942	0
Accounts receivable - trade	1,625	1,277
Inventories, at lower of cost or market	25,868	21,260
Prepaid expenses and other current assets	3,062	3,222
Property, plant and equipment, net	5,043	1,641
Other assets	515	239
Deferred tax assets	19,273	13,519
Total assets classified as held for sale in the condensed consolidated balance sheet	56,328	41,158
Disposal Group, Including Discontinued Operation, Accounts Payable and Accrued Liabilities [Abstract]
Trade accounts payable and accrued liabilities	5,728	3,465
Income taxes payable	7,238	653
Deferred income taxes	(41)	0
Total liabilities classified as held for sale in the condensed consolidated balance sheet	$ 12,925	$ 4,118